Main Regulations - Additional Information (Detail) $ / shares in Units, $ in Millions, $ in Millions																	12 Months Ended
	Dec. 13, 2023	Nov. 21, 2023	Nov. 17, 2023	Oct. 25, 2023	Aug. 26, 2023	Jul. 24, 2023	Jul. 21, 2023 ARS ($)	Mar. 28, 2023	Feb. 22, 2023	Dec. 01, 2022 ARS ($)	Aug. 16, 2022 ARS ($)	Nov. 11, 2021	Jul. 07, 2021	Aug. 26, 2020	Jul. 31, 2020	Mar. 04, 2020	Dec. 31, 2023 USD ($) Wells	Dec. 31, 2022	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares	Dec. 21, 2023	May 19, 2020 $ / bbl
Main regulations [line items]
Consent expression term																	10 years
Distribution license																	35 or 45-year period
General tax rate																	25.29%	25.33%	34.55%
Compensations from the National Government for the Plan GasAr 2020-2024																	$ 327
Personal assets tax rate																	0.50%	0.50%	0.50%
Payment in plans instalments description												72 installments			48 to 120 installments
Percentage interest in excess of principal outstanding amount												40.00%
Percentage rate variation in the CPI																				15.00%	30.00%	55.00%
Tax rate of distribution of dividends and profits to individuals undivided estates and foreign beneficiaries																			7.00%
Percentage Repatriation Of Assets Legal Compliance														30.00%
Number Of Wells Obtained | Wells																	6
Income tax determined for fiscal year 2021 or 2022											$ 100
Taxable income before any tax loss carryforwards for fiscal year 2021 or 2022											300
Tax prepayments calculated under the general mechanism											$ 0
Percentage of base pre-payment of tax arrived on general method											25.00%
Percentage of prepayments of tax arrived without considering the tax losses											15.00%
No certificates of Argentine deposits representing foreign shares jointly exceeding																	$ 100,000
Decree of Necessity and Urgency ("DNU" by its acronym in Spanish) No. 70/2023 [member]
Main regulations [line items]
Maximum percentage of permissible interest in gas stations																							40.00%
Communication "A" 7,853 [member] | For trading securities quoted in foreign currency [member]
Main regulations [line items]
Percentage of proceeds from hydorcarbon to be used				25.00%
Communication "A" 7,853 [member] | To be settled in foreign exchange market [member]
Main regulations [line items]
Percentage of proceeds from hydorcarbon to be used				75.00%
Communication "A" 7,867 [member] | For trading securities quoted in foreign currency [member]
Main regulations [line items]
Percentage of proceeds from hydorcarbon to be used			30.00%
Communication "A" 7,867 [member] | To be settled in foreign exchange market [member]
Main regulations [line items]
Percentage of proceeds from hydorcarbon to be used			70.00%
Revised notification Decree No. 597/2023 [member] | For trading securities quoted in foreign currency [member]
Main regulations [line items]
Percentage of proceeds from hydorcarbon to be used		50.00%
Revised notification Decree No. 597/2023 [member] | To be settled in foreign exchange market [member]
Main regulations [line items]
Percentage of proceeds from hydorcarbon to be used		50.00%
Decrees No. 28/2023 [member] | For trading securities quoted in foreign currency [member]
Main regulations [line items]
Percentage of proceeds from hydorcarbon to be used	20.00%
Decrees No. 28/2023 [member] | To be settled in foreign exchange market [member]
Main regulations [line items]
Percentage of proceeds from hydorcarbon to be used	80.00%
With effect from February 1, 2024 [member]
Main regulations [line items]
Minimum percentage of debt subscribed for access to the foreign market																	50.00%
Before January 31, 2024 [Member]
Main regulations [line items]
Minimum percentage of debt subscribed for access to the foreign market																	25.00%
Tax rate for an inclusive and solidary Argentina [member]
Main regulations [line items]
Percentage of tax rate on services acquired abroad						25.00%
Percentage of tax rate on contracting services and freight services						7.50%
Percentage tax rate for import of goods						7.50%
Percentage of tax rate on goods and services after revision	17.50%
Tax benefits for price agreements [member]
Main regulations [line items]
Percentage of export duty after reduction					0.00%
2022 or 2023 [member]
Main regulations [line items]
Percentage of prepayments of tax arrived without considering the tax losses							15.00%
Taxable income minimum excluding tax loss carry forwards							$ 600
Investment Promotion Regime for the Exploitation of Hydrocarbons - Decree No. 929/2013 [member]
Main regulations [line items]
Direct investment in foreign currency																	$ 1,000
Direct investment in foreign currency amended by law																	$ 250
Percentage of sale on production of liquid and gaseous hydrocarbons																	20.00%
Percentage of export duty for liquid and gaseous hydrocarbons																	0.00%
Province Of Chubut [member]
Main regulations [line items]
Percentage of royalty granted																	50.00%
Province Of Chubut [member] | El Trébol Area [Member]
Main regulations [line items]
Percentage of royalty granted																	6.00%
Province Of Chubut [member] | Restinga Al Area [Member]
Main regulations [line items]
Percentage of royalty granted																	6.00%
Term Of Royalty Applicable																	10 years
Province Of Chubut [member] | Manantiales Behr Area [Member]
Main regulations [line items]
Percentage of royalty granted																	6.00%
Provincial Stimulus Program - Province of Mendoza [member]
Main regulations [line items]
Extendable term of plan													3 years						3 years
Fixed interest rate [member]
Main regulations [line items]
Borrowings, interest rate															2.00%
Wheat, corn and sorghum [member]
Main regulations [line items]
Export duty percentage																12.00%
Soybean [Member]
Main regulations [line items]
Export tax rate																	33.00%
Soybean Byproducts [Member]
Main regulations [line items]
Export tax rate																	31.00%
Resolution 46 Program [Member]
Main regulations [line items]
Percentage of compensation distributed in program to companies																			88.00%
Percentage of compensation distributed in program to province																			12.00%
Changes in tax rates or tax laws enacted or announced [member]
Main regulations [line items]
Minimum investment for deferral of tax adjustment for inflation										$ 30,000
Changes in tax rates or tax laws enacted or announced [member] | Imported Diesel [member]
Main regulations [line items]
General tax rate									20.00%
Changes in tax rates or tax laws enacted or announced [member] | Imported Gasoline [member]
Main regulations [line items]
General tax rate									17.00%
Bottom of range [member]
Main regulations [line items]
General tax rate																			25.00%
Floating rate for hydrocarbon export duties																								0.00%
Brent crude price | $ / bbl																								45
Top of range [member]
Main regulations [line items]
General tax rate																			35.00%
Floating rate for hydrocarbon export duties																								8.00%
Brent crude price | $ / bbl																								60
Top of range [member] | Agricultural products [member]
Main regulations [line items]
Percentage of increase in export duty																33.00%
Metrogas [member]
Main regulations [line items]
Public distribution service term																	35 years
License renewal term																	10 years
Hydrocarbon Distribution [member]
Main regulations [line items]
Permit of conventional exploration term																	3 years
Permit of extension of conventional exploration term																	5 years
Permit of unconventional exploration term																	4 years
Permit of extension of unconventional exploration term																	5 years
Permit of continental shelf and territorial waters exploration term																	3 years
Permit of extension of continental shelf and territorial waters exploration term																	1 year
Conventional exploitation concession term																	25 years
Unconventional exploitation concession term																	35 years
Contintntal shelf and territorial water concession term																	30 years
Percentage reduction in the concession fee																	(5.00%)
Term of extension of transportation concession																	10 years
Hydrocarbon Distribution [member] | Bottom of range [member]
Main regulations [line items]
Percentage of advance fee																	12.00%
Hydrocarbon Distribution [member] | Top of range [member]
Main regulations [line items]
Percentage of advance fee																	18.00%
Transportation concession term																	35 years
LNG [Member]
Main regulations [line items]
Export permit term																	20 years
Stimulus Program for Investments in Natural Gas Production Developments from Unconventional Reservoirs [member]
Main regulations [line items]
Sales price | $ / shares																			$ 6	$ 6.5	$ 7	$ 7.5
Liquid Hydrocarbon Exports [member]
Main regulations [line items]
Minimum period for which the export volume shall be authorized								1 year
Export Duty Rate [member]
Main regulations [line items]
Export duty percentage																				4.50%